                                            File No. 33-23458
                                            Filed under Rule 497(e)
GOLDEN AMERICAN LIFE INSURANCE COMPANY
1001 Jefferson Street, Wilmington, DE  19801
                                        Tel:  (800) 366-0066
                                        Fax:  (302) 576-3430



July 17, 1998




Dear  GoldenSelect Genesis I and GoldenSelect  Genesis  Flex
Contractowner:


On December 15, 1997, we, together with The GCG Trust (the "GCG Trust"), the Equi-Select Series Trust (the "ESS Trust"), our affiliated insurance companies and the separate accounts invested in the Trusts, filed an application (the "Application") with the Securities and Exchange Commission (the "SEC"). We are pleased to notify you that we expect the SEC to issue an order, on or about August 12, 1998, granting the relief requested by the Application. A notice of the Application was published by the SEC on July 16, 1998, in anticipation of the order to be issued by them. This order will permit separate accounts investing in the ESS Trust Portfolios to substitute shares of certain GCG Trust Series for shares of the ESS Trust Portfolios as described in the current prospectuses for your variable contract and the Trusts. See "Facts about Golden American, Account A and the Fixed Account, The Trusts, Proposed Trust Consolidation" in your variable contract prospectus. The consolidation of the ESS Trust into the GCG Trust is expected to take place after the close of business on August 14, 1998, or as soon thereafter as is administratively feasible. Affected contractowners will receive confirmations after the substitution has taken place.

After substitution, Series of the GCG Trust will continue to be available for allocation purposes, but the Portfolios of the ESS Trust will no longer be available.

If you have any questions regarding the substitution, please contact Customer Service at 800-366-0066.

Golden American Life Insurance Company
Customer Service



Genesis

                                            File No. 33-23458
                                            Filed under Rule 497(e)

           Golden American Life Insurance Company

                    PROSPECTUS SUPPLEMENT

                        July 17, 1998

                           to the
             Prospectuses dated May 1, 1998 for
      Flexible Premium Variable Life Insurance Policies
             (the "GoldenSelect/r/ Genesis I and
          GoldenSelect/r/ Genesis Flex Prospectus")
      issued by Golden American Life Insurance Company


|-------------------------------------------------------------------|
|                                                                   |
|    On  December  15,  1997,  Golden  American  Life  Insurance    |
|    Company  ("Golden American"), together with The  GCG  Trust    |
|    (the  "GCG Trust"), the Equi-Select Series Trust (the  "ESS    |
|    Trust"),  Golden American's affiliated insurance  companies    |
|    and the separate accounts invested in the Trusts, filed  an    |
|    application  (the  "Application") with the  Securities  and    |
|    Exchange Commission (the "SEC"). Golden American is pleased    |
|    to  notify contractowners that they expect the SEC to issue    |
|    an  order, on or about August 12, 1998, granting the relief    |
|    requested  by the Application.  A notice of the Application    |
|    was  published by the SEC on July 16, 1998, in anticipation    |
|    of  the order to be issued by them.  This order will permit    |
|    separate accounts investing in the ESS Trust Portfolios  to    |
|    substitute shares of certain GCG Trust Series for shares of    |
|    the  ESS  Trust  Portfolios  as described  in  the  current    |
|    prospectuses for each variable contract and the Trusts. See    |
|    "Facts  about  Golden American, Account  A  and  the  Fixed    |
|    Account, The Trusts, Proposed Trust Consolidation"  in  the    |
|    variable contract prospectus.  The consolidation of the ESS    |
|    Trust  into  the GCG Trust is expected to take place  after    |
|    the  close  of  business on August 14,  1998,  or  as  soon    |
|    thereafter   as  is  administratively  feasible.   Affected    |
|    contractowners   will  receive  confirmations   after   the    |
|    substitution has taken place.                                  |
|                                                                   |
|    After  substitution, Series of the GCG Trust will  continue    |
|    to be available for allocation purposes, but the Portfolios    |
|    of the ESS Trust will no longer be available.                  |
|                                                                   |
|    If  you  have  any  questions regarding  the  substitution,    |
|    please contact Customer Service at 800-366-0066.               |
|                                                                   |
|-------------------------------------------------------------------|

     This    supplement   should   be   retained    with    your
     GoldenSelect/r/ Prospectus.


G3458-SUB                                        7/17/98